Finance lease receivables (Narrative) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Leases For Lessor [Line Items]
Total minimum lease payments	$ 1,521	$ 1,544
UBS AG
Disclosure Of Leases For Lessor [Line Items]
Total minimum lease payments	$ 1,521	$ 1,544